Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Long-Term Debt [Text Block]
10.	Long-term debt

	December 31,	December 31,
	2025	2024

Credit Agreement	$859,789	$1,055,119
3.84% Senior Notes	-	30,000
4.53% Notes	60,000	60,000
5.48% Notes	50,000	50,000
5.60% Notes	25,000	25,000
5.64% Notes	50,000	50,000
Capital leases maturing at various dates through 2030	37,887	28,591
	1,082,676	1,298,710
Less: current portion	13,649	41,567

Long-term debt - non-current	$1,069,027	$1,257,143

In February 2025, the Company entered into a third amended and restated credit agreement providing for a $1,750,000 revolving credit facility on an unsecured basis. The maturity date of the revolving credit facility is February 2030. The revolving credit facility bears interest at 0.20% to 2.50% over floating reference rates, depending on certain leverage ratios. The weighted average interest rate for 2025 was 6.3%. As of December 31, 2025, letters of credit in the amount of $37,767 were outstanding ($29,471 as at December 31, 2024). The Facility had $817,753 of available un-drawn credit as at December 31, 2025.

In September 2022 (and as amended in April 2024 for the facility with NYL Investors LLC), the Company entered into two revolving, uncommitted financing facilities for potential future private placement issuances of senior unsecured notes (the “Notes”) aggregating $550,000 with its existing lenders, NYL Investors LLC (“New York Life”) of up to $250,000 and PGIM Private Capital (“Prudential”), of up to $300,000, in each case, net of any existing notes held by them. The facility with New York Life has a term ending April 3, 2027. The Company has the ability to issue incremental Note tranches under the New York Life facility until April 3, 2027, subject to acceptance by New York Life, with varying maturities as determined by the Company, and with coupon pricing determined at the time of each Note issuance. The facility with Prudential expired on September 29, 2025, such that no further private placement issuances of Notes may be made thereunder to Prudential. As part of the closing of the New York Life facility, the Company issued, on a private placement basis to New York Life, $60,000 of 4.53% Notes, which are due in full on September 29, 2032, with interest payable semi-annually.

In January 2024, the Company issued, on a private placement basis to New York Life, $50,000 of 5.48% Notes, which are due in full on January 30, 2029, as well as $25,000 of 5.60% Notes, which are due in full on January 30, 2031, both with interest payable semi-annually. Also in January 2024, the Company issued, on a private placement basis to Prudential, $50,000 of 5.64% Notes, which are due in full on January 30, 2031, with interest payable semi-annually.

The indebtedness under the Credit Agreement and the Notes rank equally in terms of seniority. The Company is prohibited under the Credit Agreement from undertaking certain acquisitions and dispositions, and incurring certain indebtedness and encumbrances, without prior approval of the lenders under the Credit Agreement.

The effective interest rate on the Company’s long-term debt for the year ended December 31, 2025 was 6.1% (2024 - 6.7%). Interest payments made during the year were $73,311 (2024 - $77,390). The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

2026	$13,649
2027	10,209
2028	6,805
2029	55,060
2030 and thereafter	996,953